ANCHOR RISK MANAGED CREDIT STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares				Value
	EXCHANGE-TRADED FUNDS — 79.3%
	FIXED INCOME - 79.3%
225,000	iShares iBoxx High Yield Corporate Bond ETF			$ 19,269,000
180,000	SPDR Bloomberg High Yield Bond ETF(b)			19,229,400
				38,498,400

	TOTAL EXCHANGE-TRADED FUNDS (Cost $39,246,480)			38,498,400

	SHORT-TERM INVESTMENTS — 9.6%
	MONEY MARKET FUND - 9.6%
4,640,247	First American Government Obligations Fund, Class X, 0.03% (Cost $4,640,247)(a)			4,640,247

	TOTAL INVESTMENTS - 88.9% (Cost $43,886,727)			$ 43,138,647
	OTHER ASSETS IN EXCESS OF LIABILITIES- 11.1%			5,408,721
	NET ASSETS - 100.0%			$ 48,547,368

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Depreciation(c)
30	NASDAQ 100 E-Mini	December 2021	$ 9,690,300	$ (3,685)
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2021.
(b)	All or a portion of security segregated as collateral.
(c)	Amount subject to equity risk exposure.

ANCHOR RISK MANAGED EQUITY STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares				Value
	EXCHANGE-TRADED FUNDS — 58.4%
	EQUITY - 58.4%
391,775	Invesco QQQ Trust Series 1			$ 154,288,830
100,000	SPDR S&P 500 ETF Trust(b)			45,556,000
				199,844,830

	TOTAL EXCHANGE-TRADED FUNDS (Cost $104,516,461)			199,844,830

	SHORT-TERM INVESTMENTS — 32.8%
	MONEY MARKET FUND - 32.8%
112,234,217	First American Government Obligations Fund, Class X, 0.03% (Cost $112,234,217)(a)			112,234,217

	TOTAL INVESTMENTS - 91.2% (Cost $216,750,678)			$ 312,079,047
	OTHER ASSETS IN EXCESS OF LIABILITIES- 8.8%			30,024,042
	NET ASSETS - 100.0%			$ 342,103,089

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(c)
100	S&P 500 E-Mini	December 2021	$ 22,831,250	$ (412,960)
	TOTAL FUTURES CONTRACTS

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation(c)
200	NASDAQ 100 E-Mini	December 2021	$ 64,602,000	$ 134,605
	TOTAL FUTURES CONTRACTS

ETF	- Exchange-Traded Fund

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2021.
(b)	All or a portion of security segregated as collateral.
(c)	Amount subject to equity risk exposure.

ANCHOR RISK MANAGED GLOBAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares				Value
SHORT-TERM INVESTMENTS — 79.4%
MONEY MARKET FUND - 79.4%
31,208,269	First American Government Obligations Fund, Class X, 0.03% (Cost $31,208,269)(a)			$ 31,208,269

	TOTAL INVESTMENTS - 79.4% (Cost $31,208,269)			$ 31,208,269
	OTHER ASSETS IN EXCESS OF LIABILITIES- 20.6%			8,087,012
	NET ASSETS - 100.0%			$ 39,295,281

OPEN FUTURES CONTRACTS
Number of Contracts	Open Long Futures Contracts	Expiration	Notional Amount	Unrealized (Depreciation)(b)
30	NASDAQ 100 E-Mini	December 2021	$ 9,690,300	$ (90,301)
40	S&P 500 E-Mini	December 2021	9,132,500	(220,817)
	TOTAL FUTURES CONTRACTS			$ (311,118)

OPEN FUTURES CONTRACTS
Number of Contracts	Open Short Futures Contracts	Expiration	Notional Amount	Unrealized Appreciation (Depreciation)(b)
100	MSCI EAFE Mini	December 2021	$ 11,177,500	$ 4,663
125	MSCI Emerging Markets	December 2021	7,576,875	(2,454)
	TOTAL FUTURES CONTRACTS			$ 2,209

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2021.
(b)	Amount subject to equity risk exposure.

ANCHOR RISK MANAGED MUNICIPAL STRATEGIES FUND
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2021

Shares		Value
	CLOSED END-FUNDS — 92.4%
	FIXED INCOME - 92.4%
65,138	BlackRock California Municipal Income Trust	$ 956,226
92,804	BlackRock MuniHoldings California Quality Fund, Inc.	1,491,360
61,934	BlackRock MuniYield California Fund, Inc.	964,932
98,100	BlackRock MuniYield California Quality Fund, Inc.	1,517,607
64,355	Invesco California Value Municipal Income Trust	899,683
50,000	Nuveen AMT-Free Municipal Credit Income Fund(b)	883,000
116,950	Nuveen AMT-Free Quality Municipal Income Fund(b)	1,788,166
71,659	Nuveen California AMT-Free Quality Municipal(b)	1,157,293
108,126	Nuveen California Quality Municipal Income Fund(b)	1,669,465
88,390	Nuveen Municipal Credit Income Fund(b)	1,519,424
61,467	Nuveen Municipal High Income Opportunity Fund	912,170
80,680	Nuveen Municipal Value Fund, Inc.	843,913
100,000	Nuveen Quality Municipal Income Fund(b)	1,564,000
		16,167,239

	TOTAL CLOSED-END FUNDS (Cost $14,839,627)	16,167,239

	SHORT-TERM INVESTMENTS — 5.7%
	MONEY MARKET FUND - 5.7%
993,497	First American Government Obligations Fund, Class X, 0.03% (Cost $993,497)(a)	993,497

	TOTAL INVESTMENTS - 98.1% (Cost $15,833,124)	$ 17,160,736
	OTHER ASSETS IN EXCESS OF LIABILITIES- 1.9%	329,475
	NET ASSETS - 100.0%	$ 17,490,211

(a)	Rate disclosed is the seven-day effective yield as of November 30, 2021.
(b)	All or a portion of security segregated as collateral.